Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedule of Concentrations

For the years ended December 31, 2025, 2024 and 2023, the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue, were as follows:

	Sales			Trade Receivable
	Year Ended December 31,			December 31,	December 31,
Major Customers	2025	2024	2023	2025	2024
Customer A	32%	31%	19%	-	3%
Customer B	16%	22%	*	55%	81%
Customer C	*	*	26%	*	*
Customer D	*	*	11%	*	*
Customer E	12%	*	*	26%	*

For the years ended December 31, 2025, 2024 and 2023, the Company’s material suppliers, each of whom accounted for more than 10% of the Company’s total purchases, were as follows:

	Purchases			Accounts Payable
	Year Ended December 31,			December 31,	December 31,
Major Suppliers	2025	2024	2023	2025	2024
Zhejiang Kandi Supply Chain Management Co., Ltd.（1）	37%	51%	20%	8%	28%
Jinhua Jingcheng Industrial Co., Ltd.	29%	*	*	58%	*

(1)	Zhejiang Kandi Technologies owns 10% equity interest of the supplier.